Commitment and Contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contingencies and Commitment.
2024	¥ 33,923
2025	26,551
2026	25,182
2027	22,818
2028 and thereafter	18,839
Total future lease payments	127,313
Accrued litigation liabilities	2,157	¥ 3,611
Litigation expenses	1,084	¥ 5,918	¥ 6,150
Leases Office Space | Bandwidth And Property Management Fees
Contingencies and Commitment.
2024	5,520
2025	4,403
2026	4,048
2027	3,857
2028 and thereafter	3,843
Total future lease payments	¥ 21,671